Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense consist of the following:
	Classification	Year Ended June 30, 2025	Year Ended June 30, 2024
Operating lease costs	General and administrative expenses	$315,051	$328,073
Operating lease costs	Research and development expenses	-	111,735

Balance sheet information related to leases consists of the following:

	Classification	June 30, 2025	June 30, 2024
Assets
Operating lease – ROU assets	Right-of-use assets	$544,385	$84,780

Liabilities
Operating lease liabilities	Current portion	$312,780	$59,807
Operating lease liabilities	Non-current portion	231,635	25,934
Total lease liabilities		$544,415	$85,741

Weighted average remaining term (years)
Operating leases		1.28	0.46

Weighted average discount rate
Operating leases		5.88%	5.18%

Schedule of Minimum Lease Payments in Future Periods

The following table sets forth the Company’s minimum lease payments in future periods:

June 30, 2025
For the years ending June 30,
2026	$336,364
2027	220,313
2028	17,669
Total minimum lease payments	$574,346
Less: imputed interest	(29,931)

Total:	$544,415